INCOME TAXES - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Effective tax rate (as a percent)	(21.30%)	(62.30%)	(28.10%)	(12.90%)